Common Stock, Preferred Stock and Stockholders' Equity	12 Months Ended
Jul. 03, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

(15) Common Stock, Preferred Stock and Stockholders’ Equity

The Company is authorized to issue three classes of stock to be designated, respectively, Class A common stock, Class B common stock (together with Class A common stock, the “Common Stock”) and Preferred Stock. The total number of shares of capital stock which the Corporation shall have authority to issue is 2,400,000,000, divided into the following:

Class A:

•        Authorized: 2,000,000,000 shares, with a par value of $0.0001 per share as of July 3, 2022. As of June 27, 2021, Old Bowlero authorized 496,829,868 shares at a $.0001 par value per share, which is inclusive of redeemable Common Stock.

•        Issued and Outstanding: 110,395,630 shares (inclusive of 3,209,972 shares contingent on certain stock price thresholds but excluding 3,430,667 shares held in treasury) as of July 3, 2022. As of June 27, 2021, Old Bowlero had 146,848,328 shares issued and outstanding, which is inclusive of redeemable Common Stock.

Class B:

•        Authorized: 200,000,000 shares, with a par value of $0.0001 per share as of July 3, 2022. There were no Class B shares authorized as of June 27, 2021

•        Issued and Outstanding: 55,911,203 shares as of July 3, 2022.

Preferred Stock:

•        Authorized: 200,000,000 shares, with a par value of $0.0001 per share as of July 3, 2022. As of June 27, 2021, Old Bowlero had 4,968,299 shares authorized at a $0.0001 par value per share.

•        Issued and Outstanding: 200,000 shares and 2,642,587 shares as of July 3, 2022 and June 27, 2021, respectively

The rights of the holders of Class A common stock and Class B common stock are identical, except with respect to conversion and voting. Shares of Class B common stock are convertible into an equivalent number of shares (one-for-one) of Class A common stock automatically upon transfer, or upon the earliest to occur of the 15th anniversary of the Closing Date, or terms associated with Thomas F. Shannon, which consists of his death or disability, ceasing to beneficially own at least 10% of the outstanding shares of Class A common stock and Class B common stock or his employment as our CEO for being terminated for cause. Holders of Class B common stock may convert their shares into shares of Class A common stock at any time at their option. Holders of Class A common stock are entitled to one vote per share and holders of Class B common stock are entitled to ten votes per share. Any dividends paid to the holders of Class A common stock and Class B common stock will be paid out in shares. On a liquidation event, any distribution to common stockholders is made on a pro rata basis to the holders of the Class A common stock and Class B common stock.

Redeemable Common Stock — Old Bowlero

Old Bowlero had issued 51,397,025 shares (“Old Bowlero Redeemable Common Stock”) to its Chairman and CEO on July 3, 2017. These shares were subject to a repurchase option in the event of the Chairman’s death or disability. The amount presented in temporary equity as of June 27, 2021 represents the estimated fair value of those shares. Old Bowlero’s obligation to repurchase these shares would terminate upon the occurrence of a Change of Control or upon the consummation of a Public Offering. The increase in the repurchase obligation was recorded via adjustments to additional paid-in capital.

As of the Closing Date, we exchanged 51,397,025 shares of Old Bowlero Redeemable Common Stock for 51,397,025 shares of Class B Common stock of the Company. As of July 3, 2022, there was no Old Bowlero Redeemable Common Stock remaining.

Series A Preferred Stock — Old Bowlero

Old Bowlero had issued 2,642,587 shares of Old Bowlero Series A Preferred Stock (“Old Bowlero Preferred Stock”) which were outstanding as of June 27, 2021. There were no voting rights associated with the Old Bowlero Preferred Stock. Dividends accumulated on a daily basis commencing from the July 3, 2017 issue date. The dividend rate was 8% for the first 3 years. Effective November 15, 2019, the rate following the first three years was amended from 10% to 6%. The Old Bowlero Preferred Stock was redeemable at the option of Old Bowlero at any time on or after July 3, 2020. The Old Bowlero Preferred Stock was classified as temporary equity because the shares had certain redemption features that were not solely in the control of the reporting entity.

As of the Closing Date, we redeemed the Old Bowlero Preferred Stock with a cash payment of $145,298. As of July 3, 2022, there was no Old Bowlero Preferred Stock outstanding.

Series A Preferred Stock

As of July 3, 2022, the Company had issued and outstanding 200,000 shares of Preferred Stock. Holders of Preferred Stock have voting rights in certain matters that require vote or consent of holders representing a majority of the outstanding shares of the Preferred Stock. There are no other voting rights associated with the Preferred Stock as long as management holds over 50% of the equity voting power.

Dividends accumulate on a cumulative basis on a 360-day year commencing from the issue date. The dividend rate is fixed at 5.5% per annum on a liquidation preference of $1,000 per share. Payment dates are June 30 and December 31 of each year with a record date of June 15 for the June 30 payment date and December 15 for the December 31 payment date. Declared dividends will be paid in cash if the Company declares the dividend to be paid in cash. If the Company does not pay all or any portion of the dividends that have accumulated as of any payment date, then the dollar amount of the dividends not paid in cash will be added to the liquidation preference and deemed to be declared and paid in-kind. As of July 3, 2022, there have been no dividends declared or paid in cash. For the fiscal year ended July 3, 2022, accumulated dividends in the amount of $6,002 were added to the liquidation preference and deemed to be declared and paid in-kind. For the fiscal year ended July 3, 2022, dividends in the amount of $6,097 have accumulated on the Preferred Stock.

The Preferred Stock is redeemable if a Fundamental Change occurs and each holder will have the right to require the Company to repurchase such holders’ shares of Preferred Stock or any portion thereof for a cash purchase price. A Fundamental Change includes events such as a person or a group becoming direct or indirect owners of shares of the Company’s Common Stock representing more than 50% of the voting power, consummation of a transaction with which all the Common Stock is exchanged for, converted into, acquired for, or constitutes solely the right to receive cash or other property, Company’s stockholders approve any plan or proposal for the liquidation or dissolution of the Company, or the Company’s Common Stock ceases to be listed on any of the NYSE or The Nasdaq Global Market or The Nasdaq Global Select Market (or any of their respective successors).

The Preferred Stock has conversion options providing (1) the holder the right to submit all, or any whole number of shares that is less than all, of their shares of Preferred Stock pursuant to an Option Conversion and (2) the Company has the right to exercise at its election a Mandatory Conversion settled in Common Stock with the exception of the payment of cash in lieu of any fractional shares following the second anniversary of the initial issue date, if the closing price of the stock exceeds 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period. Additionally, the Company may, from time to time, repurchase Preferred Stock in the open market purchases or in negotiated transactions without delivering prior notice to holders of Preferred Stock.

The Company has classified the Preferred Stock as temporary equity as the shares have certain redemption features that are not solely in the control of the Company. The Preferred Stock is not currently redeemable because the deemed liquidation provision is considered a substantive condition that is contingent on the event and it is not currently probable that it will become redeemable.

Shares and Warrant Repurchase Program

On February 7, 2022, the Company announced that its Board of Directors authorized a share and warrant repurchase program providing for repurchases of up to $200,000 of the Company’s outstanding Class A common stock and warrants through February 3, 2024. Repurchases of shares and warrants are made in accordance with applicable securities laws and may be made from time to time in the open market or by negotiated transactions. The amount and timing of repurchases are based on a variety of factors, including stock price, regulatory limitations, debt agreement limitations, and other market and economic factors. The share repurchase plan does not require the Company to repurchase any specific number of shares, and the Company may terminate the repurchase plan at any time. Please refer to Note 12 — Warrants for more details on warrant repurchases under the program.

As of July 3, 2022, the remaining balance of the repurchase plan was $160,061. For the fiscal year ended July 3, 2022, 3,430,667 shares of Class A common stock have been repurchased for a total of $34,557.